SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Share Option Activity
	2016		2015		2014
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	5,878,270	$6.84	7,537,219	$6.37	8,066,749	$6.31
Granted	207,890	12.19	100,000	16.92	746,431	5.81
Exercised	(3,649,754)	4.82	(1,620,056)	4.94	(762,607)	4.36
Terminated	(97,063)	21.34	(26,777)	22.28	(30,901)	35.40
Forfeited	(61,254)	7.25	(112,116)	8.30	(482,453)	5.86
Outstanding as of end of year	2,278,089	9.92	5,878,270	6.84	7,537,219	6.37
Options exercisable as of end of year	1,606,983	$10.19	2,606,704	$8.93	1,834,281	$11.54

Schedule of Restricted Shares Units Activity
	2016		2015
	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value
Outstanding as of beginning of year	773,200	$15.11	--	$--
Granted	359,643	12.83	783,700	15.11
Exercised	(86,847)	11.45	--	--
Forfeited	(36,812)	14.73	(10,500)	15.15
Outstanding as of end of year	1,009,184	14.62	773,200	15.11
RSU exercisable as of end of year	--	$--	--	$--

Schedule of Information about Share Options Outstanding
The following table summarizes information about employees’ share options outstanding as of December 31, 2016:

Outstanding as of December 31, 2016				Exercisable as of December 31, 2016
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price

$4.42-13.20	1,613,375	4.25	$6.08	1,032,269	$4.95
15.90-19.50	421,878	2.30	17.01	331,878	17.04
$21.00-28.20	242,836	0.88	$23.10	242,836	$23.10
	2,278,089			1,606,983

Schedule of Intrinsic and Fair Values for Options Exercised
Year ended December 31,
	2016	2015	2014
The intrinsic value of options exercised	$40,314	$15,374	$3,680
The original fair value of options exercised	$16,711	$3,721	$2,661

Schedule of Intrinsic and Fair Values for RSU's Exercised
	Year ended December 31,
	2016	2015	2014
The intrinsic value of RSU's exercised	$1,177	$--	$--
The original fair value of RSU's exercised	$994	$--	$--

Schedule of Stock-Based Compensation Expense in Statement of Operations
Stock-based compensation expenses were recognized in the Statement of Operations as follows:

	Year ended December 31,
	2016	2015	2014

Cost of goods	$3,920	$2,214	$753
Research and development, net	2,119	1,905	1,034
Marketing, general and administrative	3,367	3,421	2,897
Total stock-based compensation expense	$9,406	$7,540	$4,684

Schedule of Fair Value of Options Granted
The Company estimated the fair value, utilizing the following assumptions for the years 2016, 2015 and 2014 (all in weighted averages):

	2016	2015	2014
Risk-free interest rate	0.9%-1.3%	1.2%-1.4%	1.3%-1.8%
Expected life of options	4.60 years	4.75 years	4.75 years
Expected annual volatility	47%-48%	47%	47%-57%
Expected dividend yield	none	none	none